UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2005



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno & Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Armond A. Dinverno
Title:                Co-President
Phone:                630-875-4906
Signature,            Place,                and Date of Signing:
Armond A. Dinverno    Itasca, IL            November 14, 2005
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       81
Entry Total:
Form 13F Information Table       $241,960,000
Value Total:

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     FORM 13F INFORMATION TABLE
				Voting Authority
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------
 S&P 500 SPDR                      UNIT SER 1  78462F103       758      6,159   SH       Sole                   6,159

 iShares MSCI EAFE                 MSCI EAFE   464287465    31,352    539,616   SH       Sole                 539,616
                                   IDX
 iShares Russell 1000 Growth       RUSSELL     464287614    55,444  1,112,657   SH       Sole               1,112,657
                                   1000GRW
 iShares Russell 1000 Value        RUSSELL100  464287598    56,664    823,124   SH       Sole                 823,124
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       355      5,155   SH       Sole                   5,155
                                   GROW
 iShares Russell 3000 Index        RUSSELL     464287689       218      3,064   SH       Sole                   3,064
                                   3000
 iShares S&P 500                   S&P 500     464287200    53,361    433,832   SH       Sole                 433,832
                                   INDEX
 Abbott Laboratories               COM         002824100       889     20,978   SH       Sole                  20,978
 Allstate                          COM         020002101       615     11,127   SH       Sole                  11,127
 Altria Group                      COM         718154107       447      6,068   SH       Sole                   6,068
 American Express Company          COM         025816109       216      3,752   SH       Sole                   3,752
 American Int'l Group, Inc.        COM         026874107       326      5,263   SH       Sole                   5,263
 Amgen                             COM         031162100       444      5,568   SH       Sole                   5,568
 Aptar Group                       COM         038336103       256      5,140   SH       Sole                   5,140
 Archer-Daniels-Midland            COM         039483102       629     25,487   SH       Sole                  25,487
 BankAmerica Corp.                 COM         060505104       467     11,093   SH       Sole                  11,093
 Baxter International Inc.         COM         071813109       233      5,853   SH       Sole                   5,853
 Bico Inc.                         COM         090586108         0     10,500   SH       Sole                  10,500
 British Petroleum Amoco           COM         055622104     1,519     21,446   SH       Sole                  21,446
 C H Robinson                      COM         12541W100       850     13,248   SH       Sole                  13,248
 Carnival Corp.                    COM         143658102       225      4,502   SH       Sole                   4,502
 Caterpillar                       COM         149123101       244      4,158   SH       Sole                   4,158
 Charles Schwab                    COM         808513105       183     12,665   SH       Sole                  12,665
 ChevronTexaco Corp.               COM         166764100       624      9,639   SH       Sole                   9,639
 Cisco Systems                     COM         17275R102       421     23,497   SH       Sole                  23,497
 Citigroup Inc.                    COM         172967101       937     20,591   SH       Sole                  20,591
 Coca Cola                         COM         191216100       400      9,271   SH       Sole                   9,271
 Conocophillips                    COM         718507106       334      4,771   SH       Sole                   4,771
 Dell Inc.                         COM         247025109       263      7,704   SH       Sole                   7,704
 Diamondcluster International      COM         25278P106       224     29,542   SH       Sole                  29,542
 Eli Lilly                         COM         532457108       479      8,948   SH       Sole                   8,948
 Exelon Corporation                COM         30161N101       695     13,008   SH       Sole                  13,008
 Exxon Mobil Corporation           COM         30231G102     2,055     32,339   SH       Sole                  32,339
 Ford Motor Company                COM         345370860       147     14,909   SH       Sole                  14,909
 Gap Inc.                          COM         364760108       176     10,078   SH       Sole                  10,078
 General Electric                  COM         369604103     1,270     37,729   SH       Sole                  37,729
 Gillette Co.                      COM         375766102       251      4,311   SH       Sole                   4,311
 Goldman Sachs Group               COM         38141G104       221      1,814   SH       Sole                   1,814
 Hewlett-Packard Company           COM         428236103       617     21,129   SH       Sole                  21,129
 Home Depot                        COM         437076102       315      8,268   SH       Sole                   8,268
 IBM                               COM         459200101       426      5,309   SH       Sole                   5,309
 Intel Corp.                       COM         458140100     1,150     46,665   SH       Sole                  46,665
 J P Morgan Chase & Co.            COM         46625H100       557     16,425   SH       Sole                  16,425
 Janus Capital Group Inc.          COM         860831106       219     15,142   SH       Sole                  15,142
 Johnson & Johnson                 COM         478160104     1,137     17,973   SH       Sole                  17,973
 Liberty Media                     COM         530718105       118     14,600   SH       Sole                  14,600
 Lucent Technologies               COM         549463107        88     27,012   SH       Sole                  27,012
 McDonald's Corporation            COM         580135101     9,198    274,648   SH       Sole                 274,648
 Medtronic, Inc.                   COM         585055106       337      6,292   SH       Sole                   6,292
 Microsoft                         COM         594918104     1,474     57,302   SH       Sole                  57,302
 Morgan Stanley / Dean Witter      COM         617446448       910     16,863   SH       Sole                  16,863
 Motorola Inc.                     COM         620076109       743     33,741   SH       Sole                  33,741
 National Semi-Conductor Corp.     COM         637640103       285     10,882   SH       Sole                  10,882
 Northern Trust                    COM         665859104       731     14,461   SH       Sole                  14,461
 Northfield Labs                   COM         666135108       293     22,699   SH       Sole                  22,699
 Novamed Eyecare Inc.              COM         66986W108       525     76,953   SH       Sole                  76,953
 Oracle Corp.                      COM         68389X105       203     16,333   SH       Sole                  16,333
 Pepsico Inc                       COM         713448108       335      5,912   SH       Sole                   5,912
 Pfizer Incorporated               COM         717081103       565     22,618   SH       Sole                  22,618
 Procter & Gamble                  COM         742718109       570      9,591   SH       Sole                   9,591
 Prudential Securities             COM         744320102       228      3,380   SH       Sole                   3,380
 Qualcomm, Inc.                    COM         747525103       238      5,328   SH       Sole                   5,328
 SBC Communications                COM         78387G103       490     20,457   SH       Sole                  20,457
 Savient Pharmaceuticals           COM         090578105        40     10,649   SH       Sole                  10,649
 Serefex Corp.                     COM         81748P101         2     30,000   SH       Sole                  30,000
 Sprint Nextel Corp.               COM         852061100       300     12,604   SH       Sole                  12,604
 Sun Microsystems                  COM         866810104        52     13,269   SH       Sole                  13,269
 Tiffany & Co                      COM         886547108       223      5,601   SH       Sole                   5,601
 Time Warner Inc.                  COM         00184A105       597     32,979   SH       Sole                  32,979
 Tyco International                COM         902124106       269      9,668   SH       Sole                   9,668
 United Health Care Corp.          COM         91324P102       340      6,051   SH       Sole                   6,051
 Verizon Communications            COM         92343V104       300      9,187   SH       Sole                   9,187
 Viacom Inc. Class B               COM         925524308       245      7,415   SH       Sole                   7,415
 Wachovia Corporation              COM         929903102       228      4,782   SH       Sole                   4,782
 Wal-Mart                          COM         931142103       373      8,517   SH       Sole                   8,517
 Walgreen Company                  COM         931422109       499     11,494   SH       Sole                  11,494
 Washington Mutual Inc.            COM         939322103       304      7,744   SH       Sole                   7,744
 Wells Fargo & Co New              COM         949746101     1,441     24,605   SH       Sole                  24,605
 Wrigley William Jr. Company       COM         982526105       312      4,347   SH       Sole                   4,347
 Wyeth                             COM         983024100       233      5,028   SH       Sole                   5,028
 YUM! Brands Inc.                  COM         895953107       258      5,322   SH       Sole                   5,322

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